Segment Information (Details) - Schedule of revenue and loss information for the group’s operating segments - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
UK [Member]
Six months ended June 30, 2022
Revenue	£ 583,220	£ 243,488
Segment loss	(122,166)	(58,734)
EU [Member]
Six months ended June 30, 2022
Revenue	44,648	4,721
Segment loss	(30,715)	(2,670)
Total Segments [Member]
Six months ended June 30, 2022
Revenue	627,868	248,209
Segment loss	(152,881)	(61,404)
Central Costs [Member]
Six months ended June 30, 2022
Revenue
Segment loss	(22,286)	(7,754)
Consolidated [Member]
Six months ended June 30, 2022
Revenue	627,868	248,209
Segment loss	£ (175,167)	£ (69,158)